Mainland China contribution plan and profit appropriation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Statutory Reserves	$ 8,291,403	$ 7,674,602
Required percentage of statutory surplus reserve fund to registered capital, maximum	50.00%
Percentage of profit after tax transferred to statutory surplus reserve	10.00%
Employer contribution towards retirement plan	$ 908,355	1,952,480	$ 2,671,372
Employer contribution towards benefit plan	$ 963,160	$ 1,968,199	$ 2,610,731